Accrued expenses, accounts payable and other liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	¥ 94,368		¥ 67,173
Other deposits and advances received	53,794		25,443
Accrued bonus and staff costs, including sales commission	24,871		16,860
Payable to merchants and third party marketing affiliates	24,681		15,763
Fine imposed pursuant to the PRC Anti-monopoly Law (Note 25(b))	18,228
Payables and accruals for purchases of property and equipment	11,836		7,613
Other taxes payable	7,922		5,479
Amounts due to related companies	5,926		4,875
Contingent and deferred consideration in relation to investments and acquisitions	4,146		4,680
Operating lease liabilities (Note 6)	¥ 4,069		¥ 2,766
Operating lease liabilities, Statement of Financial Position	Current accrued expenses, accounts payable and other liabilities	Current accrued expenses, accounts payable and other liabilities	Current accrued expenses, accounts payable and other liabilities
Others	¥ 11,088		¥ 10,884
Current accrued expenses, accounts payable and other liabilities	260,929	$ 39,826	161,536
Non-current:
Operating lease liabilities (Note 6)	¥ 28,217		¥ 19,091
Operating lease liabilities, Statement of Financial Position	Other liabilities	Other liabilities	Other liabilities
Contingent and deferred consideration in relation to investments and acquisitions	¥ 1,049		¥ 4,850
Others	1,488		1,322
Other liabilities	¥ 30,754	$ 4,694	¥ 25,263